Leases (Details) - Schedule of future minimum operating lease payments - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of future minimum operating lease payments [Abstract]
2022	¥ 8,300	¥ 6,860
2023	8,300	6,376
2024	11,578	5,600
2025	11,677	5,600
2026	11,778
Thereafter	42,472	44,500
Total	¥ 94,105	75,682
2021		¥ 6,746